UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel           New York NY              05/10/2011
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-01488                Delphi
025-05358                Lateef
028-11482                Knightsbridge
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          109

Form 13F Information Table Value Total:  $   281,755
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
3M COMPANY                     COM             88579Y101    472       5051   SH         Sole                  5051
ABBOTT LABS                    COM             002824100    212       4332   SH         Sole                  4332
AMERICAN TOWER CORP CL A       COM             029912201    293       5648   SH         Sole                  5648
AMGEN                          COM             031162100   1541      28835   SH         Sole                 28835
ANADARKO PETE CORP             COM             032511107   1421      17350   SH         Sole                 17350
APACHE CORPORATION             COM             037411105    983       7506   SH         Sole                  7506
APPLE COMPUTER INC             COM             037833100   2633       7554   SH         Sole                  7554
AT&T INC                       COM             00206R102   1088      35532   SH         Sole                 35532
AUTOMATIC DATA PROCESSING      COM             053015103    487       9492   SH         Sole                  9492
BANK OF NEW YORK MELLON CORP   COM             064058100   2475      82849   SH         Sole                 82849
BENIHANA INC                   COM             082047101    141      16737   SH         Sole                 16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108   2351      88945   SH         Sole                 88945
CAMDEN NATIONAL CORP           COM             133034108    694      20259   SH         Sole                 20259
CANTEL MEDICAL CORP            COM             138098108    536      20824   SH         Sole                 20824
CAPITAL SOUTHWEST CORP         COM             140501107    335       3662   SH         Sole                  3662
CELGENE CORP                   COM             151020104    340       5898   SH         Sole                  5898
CISCO SYSTEMS                  COM             17275R102   2537     147946   SH         Sole                147946
COCA-COLA                      COM             191216100    872      13149   SH         Sole                 13149
COLGATE PALMOLIVE CO           COM             194162103    741       9178   SH         Sole                  9178
COMMERCE BANCSHARES INC.       COM             200525103   1708      42243   SH         Sole                 42243
CORNING INC                    COM             219350105   1542      74755   SH         Sole                 74755
CVS CAREMARK CORP              COM             126650100   1659      48350   SH         Sole                 48350
DEVON ENERGY CORPORATION       COM             25179M103    221       2406   SH         Sole                  2406
DOMINION RESOURCES INC. NEW    COM             25746U109   1936      43305   SH         Sole                 43305
DU PONT ( E. I. ) DE NEMOURS & COM             263534109   1022      18590   SH         Sole                 18590
E M C CORP                     COM             268648102   1988      74856   SH         Sole                 74856
EMERSON ELECTRIC CO            COM             291011104   2911      49817   SH         Sole                 49817
EXPEDITORS INTL WASH INC.      COM             302130109    235       4695   SH         Sole                  4695
EXPRESS SCRIPTS INC COMMON STO COM             302182100    275       4940   SH         Sole                  4940
EXXON MOBIL CORP               COM             30231G102   5706      67829   SH         Sole                 67829
FASTENAL CO                    COM             311900104    323       4987   SH         Sole                  4987
FEDERAL REALTY INV TR          COM             313747206    320       3920   SH         Sole                  3920
FLUOR                          COM             343412102   1573      21355   SH         Sole                 21355
GENERAL ELECTRIC CO            COM             369604103    655      32678   SH         Sole                 32678
GOLDMAN SACHS GROUP            COM             38141G104    705       4448   SH         Sole                  4448
GOOGLE INC CL A                COM             38259P508   2025       3452   SH         Sole                  3452
H J HEINZ CO                   COM             423074103    630      12900   SH         Sole                 12900
HOME DEPOT                     COM             437076102   2285      61670   SH         Sole                 61670
HUDSON CITY BANCORP INC        COM             443683107    314      32400   SH         Sole                 32400
IDEXX LABORATORIES INC         COM             45168D104    440       5695   SH         Sole                  5695
ILLINOIS TOOL WORKS INC.       COM             452308109    738      13740   SH         Sole                 13740
INDEXIQ GLOBAL AGRIBUSINESS SM COM             45409B834    268      10000   SH         Sole                 10000
INTEL CORPORATION              COM             458140100    221      10961   SH         Sole                 10961
INTERNATIONAL BUSINESS MACHINE COM             459200101   1216       7454   SH         Sole                  7454
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182  14274     226645   SH         Sole                226645
ISHARES MSCI AUSTRALIA INDEX   COM             464286103  13706     514875   SH         Sole                514875
ISHARES MSCI CANADA INDEX      COM             464286509  13589     404328   SH         Sole                404328
ISHARES MSCI EAFE INDEX        COM             464287465    685      11406   SH         Sole                 11406
ISHARES MSCI EMERGING MKT      COM             464287234    247       5081   SH         Sole                  5081
ISHARES MSCI PACIFIC EX JPN FD COM             464286665    233       4830   SH         Sole                  4830
ISHARES MSCI SWITZERLAND INDEX COM             464286749    581      22970   SH         Sole                 22970
ISHARES RUSSELL 3000 INDEX     COM             464287689  23439     295724   SH         Sole                295724
ISHARES S&P 500 INDEX          COM             464287200   4243      31899   SH         Sole                 31899
ISHARES S&P LATIN AMER 40 INDE COM             464287390   7488     139212   SH         Sole                139212
ISHARES S&P MIDCAP             COM             464287507   1359      13765   SH         Sole                 13765
ISHARES S&P SMALLCAP 600 INDEX COM             464287804   1237      16821   SH         Sole                 16821
ITT CORPORATION                COM             450911102    463       7711   SH         Sole                  7711
JOHNSON & JOHNSON              COM             478160104   3444      58130   SH         Sole                 58130
JPMORGAN CHASE & CO            COM             46625H100   2603      56461   SH         Sole                 56461
KIMBERLY-CLARK                 COM             494368103    631       9660   SH         Sole                  9660
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104   1333      17025   SH         Sole                 17025
LABORATORY CORP AMER HLDGS NEW COM             50540r409    253       2743   SH         Sole                  2743
MARKET VECTORS - AGRIBUSINESS  COM             57060U605   8927     159300   SH         Sole                159300
MARKET VECTORS GOLD MINERS ETF COM             57060U100  20237     336717   SH         Sole                336717
MERCK & CO                     COM             58933Y105    564      17082   SH         Sole                 17082
METLIFE INC                    COM             59156R108   1643      36723   SH         Sole                 36723
MICROSOFT CORP                 COM             594918104    995      39190   SH         Sole                 39190
MONSANTO CO NEW                COM             61166W101   2503      34635   SH         Sole                 34635
NATIONAL AMERICAN UNIVERSITY H COM             63245Q105     76      10681   SH         Sole                 10681
NEW AMERICA HIGH INCOME FUND   COM             641876800    102      10000   SH         Sole                 10000
NEWMONT MINING CORP            COM             651639106    373       6840   SH         Sole                  6840
NIKE INC                       COM             654106103   1153      15230   SH         Sole                 15230
OCCIDENTAL PETROLEUM CORP      COM             674599105   2250      21529   SH         Sole                 21529
ORACLE CORPORATION             COM             68389X105   2565      76715   SH         Sole                 76715
PARKER HANNIFIN CORP           COM             701094104   2476      26149   SH         Sole                 26149
PAYCHEX                        COM             704326107   1819      57950   SH         Sole                 57950
PEABODY ENERGY CORP            COM             704549104   1302      18100   SH         Sole                 18100
PEPSICO INC                    COM             713448108   2559      39735   SH         Sole                 39735
PFIZER INC                     COM             717081103    913      44938   SH         Sole                 44938
POWERSHARES CLEANTECH PORTFOLI COM             73935X278    614      20850   SH         Sole                 20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615    475      30300   SH         Sole                 30300
POWERSHARES WATER RESOURCES    COM             73935X575   8960     440505   SH         Sole                440505
POWERSHARES WILDERHILL CLEAN E COM             73935x500    516      48000   SH         Sole                 48000
PROCTER & GAMBLE CO            COM             742718109   3141      50993   SH         Sole                 50993
QUALCOMM INC.                  COM             747525103   1982      36141   SH         Sole                 36141
ROPER INDS INC                 COM             776696106    323       3737   SH         Sole                  3737
SCHLUMBERGER                   COM             806857108   3216      34481   SH         Sole                 34481
SEMPRA ENERGY                  COM             816851109    214       4000   SH         Sole                  4000
SPDR MSCI ACWI EX US ETF       COM             78463x848   3939     112200   SH         Sole                112200
SPDR S&P 500 ETF TRUST         COM             78462f103  21637     163190   SH         Sole                163190
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107   6965      38792   SH         Sole                 38792
STATE STREET CORPORATION       COM             857477103    480      10675   SH         Sole                 10675
STERICYCLE INC                 COM             858912108    221       2495   SH         Sole                  2495
TARGET                         COM             87612E106    405       8100   SH         Sole                  8100
TORTOISE ENERGY INFRASTRUCTURE COM             89147L100  16436     408952   SH         Sole                408952
TRIMBLE NAVIGATION             COM             896239100    303       5996   SH         Sole                  5996
UNITED TECHNOLOGIES CORP       COM             913017109   2575      30421   SH         Sole                 30421
US BANCORP                     COM             902973304    456      17250   SH         Sole                 17250
VANGUARD EUROPEAN ETF          COM             922042874    384       7400   SH         Sole                  7400
VANGUARD MSCI EMERGING MARKETS COM             922042858  10068     205678   SH         Sole                205678
VANGUARD TOTL SM ETF           COM             922908769    598       8700   SH         Sole                  8700
VERIZON COMMUNICATIONS         COM             92343V104    299       7769   SH         Sole                  7769
WAL MART STORES                COM             931142103   2657      51040   SH         Sole                 51040
WALGREEN                       COM             931422109    525      13080   SH         Sole                 13080
WINDSTREAM CORPORATION         COM             97381W104    545      42350   SH         Sole                 42350
WISDOMTREE EMERGING MKTS EQ IN COM             97717w315    261       4275   SH         Sole                  4275
XENITH CORP                    COM             98410X105    373      87000   SH         Sole                 87000
XEROX CORP                     COM             984121103    264      24805   SH         Sole                 24805
ZIMMER HOLDINGS INC            COM             98956P102   1590      26262   SH         Sole                 26262